Cover	Jan. 18, 2024
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Jan. 18, 2024
Entity File Number	001-41644
Entity Registrant Name	OPTEX SYSTEMS HOLDINGS, INC.
Entity Central Index Key	0001397016
Entity Tax Identification Number	90-0609531
Entity Incorporation, State or Country Code	DE
Entity Address, Address Line One	1420 Presidential Drive
Entity Address, City or Town	Richardson
Entity Address, State or Province	TX
Entity Address, Postal Zip Code	75081-2439
City Area Code	(972)
Local Phone Number	644-0722
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock
Trading Symbol	OPXS
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false